Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

					Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1)(2) ($)	Compensation Actually Paid to PEO 2(1)(2) ($)	Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3) ($)	Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(4) ($)	Net Income (Loss)(5) ($)	Revenue(6) ($)
2023	13,423,834	8,159,904	18,785,682	(16,110,382)	4,273,130	(3,036,338)	30	129	(55.7) mil.	177.1 mil.
2022	N/A	15,277,073	N/A	22,207,540	5,333,659	6,659,604	131	124	(55.0) mil.	138.6 mil.
2021	N/A	3,315,913	N/A	(1,634,263)	2,301,706	(61,260)	106	153	(49.8) mil.	101.5 mil.
2020	N/A	2,157,780	N/A	11,624,424	2,203,657	4,396,738	156	123	(47.4) mil.	75.2 mil.

________________________

(1)Our PEOs for 2023 were Chas S. McKhann for the period from November 2, 2023 to December 31, 2023, who we refer to as PEO 1, and Erica J. Rogers for the period from January 1, 2023 to November 2, 2023, who we refer to as PEO 2. Our PEO for each of 2022, 2021 and 2020 was Ms. Rogers.

(2)The amounts reported in this column were computed in accordance with Item 402(v) of SEC Regulation S-K, as described in more detail below under “—Calculation of Compensation Actually Paid”. The dollar amounts do not reflect the actual amount of compensation earned or paid to our PEO 1, PEO 2 or non-PEO named executive officers during the applicable year.

(3)Our non-PEO named executive officers were Lucas W. Buchanan, Andrew S. Davis, Kevin M. Klemz and Richard M. Ruedy for 2023 and 2022, and were Mr. Buchanan, Mr. Davis and Mr. Ruedy for 2021 and 2020.

(4)Total stockholder return is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2019 and reinvesting all dividends until the last day of each reported fiscal year. The total stockholder return of our peer group is based on the Nasdaq US Benchmark Medical Equipment Index, as used in our stock performance graph included in our annual report on Form 10-K.

(5)The amounts reported are our net loss as calculated in accordance with GAAP and as reflected in our audited financial statements for each of the years indicated.

(6)Our Company-selected measure is revenue, as calculated in accordance with GAAP and as reflected in our audited financial statements for each of the years indicated.

Non-PEO NEO Average Total Compensation Amount			$ 4,273,130	$ 5,333,659	$ 2,301,706	$ 2,203,657
Non-PEO NEO Average Compensation Actually Paid Amount			(3,036,338)	6,659,604	(61,260)	4,396,738
Total Shareholder Return Amount			30	131	106	156
Peer Group Total Shareholder Return Amount			129	124	153	123
Net Income (Loss)			$ (55,700,000)	$ (55,000,000.0)	$ (49,800,000)	$ (47,400,000)
Company Selected Measure Amount			177,100,000	138,600,000	101,500,000	75,200,000
Named Executive Officers, Footnote [Text Block]			Our PEOs for 2023 were Chas S. McKhann for the period from November 2, 2023 to December 31, 2023, who we refer to as PEO 1, and Erica J. Rogers for the period from January 1, 2023 to November 2, 2023, who we refer to as PEO 2. Our PEO for each of 2022, 2021 and 2020 was Ms. Rogers.
PEO Name	Chas S. McKhann	Erica J. Rogers		Ms. Rogers	Ms. Rogers	Ms. Rogers
Company Selected Measure Name			revenue
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid to PEO 1

To determine the amounts in the “Compensation Actually Paid to PEO 1” column, the following adjustments were made to PEO 1’s total compensation as reported in the Summary Compensation Table:

Year	SCT Total for PEO 1 ($)	SCT Reported Equity Award Value for PEO 1 ($)	Equity Award Adjustments for PEO 1(1) ($)	Change in the Actuarial Present Value of Pension Benefits for PEO 1 ($)	Pension Benefit Adjustments for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2023	13,423,834	13,123,059	18,484,907	0	0	18,785,682
2022	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

(1) Represents the year-over-year change in the fair value of equity awards provided to PEO 1 as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	18,484,907	0	0	0	0	0	18,484,907
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Compensation Actually Paid to PEO 2

To determine the amounts in the “Compensation Actually Paid to PEO 2” column, the following adjustments were made to PEO 2’s total compensation as reported in the Summary Compensation Table:

Year	SCT Total for PEO 2 ($)	SCT Reported Equity Award Value for PEO 2 ($)	Equity Award Adjustments for PEO 2(1) ($)	Change in the Actuarial Present Value of Pension Benefits for PEO 2 ($)	Pension Benefit Adjustments for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	8,159,904	6,855,230	(17,415,056)	0	0	(16,110,382)
2022	15,277,073	14,110,692	21,041,159	0	0	22,207,540
2021	3,315,913	2,328,629	(2,621,547)	0	0	(1,634,263)
2020	2,157,780	1,660,655	11,127,299	0	0	11,624,424

(1) Represents the year-over-year change in the fair value of equity awards provided to the PEO as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	0	(4,656,789)	84,820	(3,572,166)	(9,270,921)	0	(17,415,056)
2022	18,889,848	1,076,522	1,129,846	(55,057)	0	0	21,041,159
2021	1,574,220	(2,816,101)	213,631	(1,593,297)	0	0	(2,621,547)
2020	3,778,600	5,648,095	473,269	1,227,335	0	0	11,127,299

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average Compensation Actually Paid to Non-PEO Named Executive Officers

To determine the amounts in the “Average Compensation Actually Paid to Non-PEO Named Executive Officers” column, the following adjustments were made to the average total compensation of the non-PEO named executive officers as reported in the Summary Compensation Table:

Year	Average SCT Total for Non-PEO NEOs ($)	Average SCT Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs(1) ($)	Average Change in the Actuarial Present Value of Pension Benefits for Non-PEO NEOs ($)	Average Pension Benefit Adjustments for Non PEO-NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,273,130	3,479,582	(3,829,886)	0	0	(3,036,338)
2022	5,333,659	4,677,208	6,003,153	0	0	6,659,604
2021	2,301,706	1,629,315	(733,650)	0	0	(61,260)
2020	2,203,657	1,603,546	3,796,627	0	0	4,396,738

(1)Represents the average of the year-over-year change in the fair value of equity awards to our Non-PEO NEOs as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,716,178	(4,862,861)	0	(683,203)	0	0	(3,829,886)
2022	5,447,237	388,483	161,455	5,978	0	0	6,003,153
2021	668,705	(898,695)	88,365	(592,025)	0	0	(733,650)
2020	1,806,424	1,584,081	169,781	236,341	0	0	3,796,627

Tabular List [Table Text Block]

Most Important Performance Measures
Revenue
Gross Margin
Operating Expenses as a % of Plan

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount			$ 13,423,834
PEO Actually Paid Compensation Amount			18,785,682
PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount			8,159,904	$ 15,277,073	$ 3,315,913	$ 2,157,780
PEO Actually Paid Compensation Amount			(16,110,382)	22,207,540	(1,634,263)	11,624,424
SCT Reported Equity Award Value [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			13,123,059
SCT Reported Equity Award Value [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			6,855,230	14,110,692	2,328,629	1,660,655
Equity Award Adjustments [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			18,484,907
Equity Award Adjustments [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			(17,415,056)	21,041,159	(2,621,547)	11,127,299
Change in the Actuarial Present Value of Pension Benefits [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0
Change in the Actuarial Present Value of Pension Benefits [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	0	0	0
Pension Benefit Adjustments [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0
Pension Benefit Adjustments [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	0	0	0
Year End Fair Value of Unvested Equity Awards Granted in the Year [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			18,484,907
Year End Fair Value of Unvested Equity Awards Granted in the Year [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	18,889,848	1,574,220	3,778,600
Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0
Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			(4,656,789)	1,076,522	(2,816,101)	5,648,095
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			84,820	1,129,846	213,631	473,269
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			(3,572,166)	(55,057)	(1,593,297)	1,227,335
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			(9,270,921)	0	0	0
Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | PEO 1 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0
Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | PEO 2 [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	0	0	0
Non-PEO NEO [Member] | SCT Reported Equity Award Value [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			3,479,582	4,677,208	1,629,315	1,603,546
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			(3,829,886)	6,003,153	(733,650)	3,796,627
Non-PEO NEO [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	0	0	0
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	0	0	0
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			1,716,178	5,447,237	668,705	1,806,424
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			(4,862,861)	388,483	(898,695)	1,584,081
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	161,455	88,365	169,781
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			(683,203)	5,978	(592,025)	236,341
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			0	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0	$ 0